Geographic Information And Selected Statements Of Income Data (Tables)	12 Months Ended
Dec. 31, 2011
Geographic Information And Selected Statements Of Income Data [Abstract]
Summary Of Revenue By Geographic Area

	Year ended December 31,
	2009	2010	2011
Americas, principally U.S.	$398,367	$479,692	$553,843
Europe	380,101	440,620	488,632
Asia, Middle-East and Africa	145,949	177,556	204,511

	$924,417	$1,097,868	$1,246,986

Summary Of Long-Lived Assets By Geographic Area

	December 31,
	2010	2011
U.S.	$205,422	$202,461
Israel	86,577	92,610
Sweden	528,002	494,895
Rest of the world	881	787

	$820,882	$790,753

Summary Of Financial Income, Net

	Year ended December 31,
	2009	2010	2011
Financial income:
Interest income	$41,346	$53,567	$68,351
Realized gain on sale of marketable securities	—	974	672
Foreign currency re-measurement gain and others	2,061	—	14

	43,407	54,541	69,037

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	8,414	14,428	28,092
Foreign currency re-measurement loss	—	2,808	—
Realized loss on sale of marketable securities	1,896	—	—
Others	1,039	7,141	1,922

	11,349	24,377	30,014

	$32,058	$30,164	$39,023